Directors' and key management remuneration	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Key Management Personnel [Abstract]
Directors' and key management remuneration
37 Directors’ and key management remuneration
Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2020 US$'000	2019 US$'000	2018 US$'000
Emoluments	6,686	7,524	9,069
Long-term incentive plans	8,974	4,748	2,923
	15,660	12,272	11,992
Pension contributions: defined contribution plans	29	42	80
Gains made on exercise of share options	—	—	107
The Group defines key management personnel as the directors and members of the Executive Committee. The Executive Committee comprises the executive directors, product group chief executive officers and Group executives. Details of the directors and members of the Executive Committee are shown in the Directors' Report on pages 116-119.
The aggregate remuneration including pension contributions incurred by Rio Tinto plc in respect of its directors was US$14,983,000 (2019: US$11,565,000; 2018: US$11,465,000). The aggregate pension contribution to defined contribution plans was US$29,000 (2019: US$42,000; 2018: US$80,000). The aggregate remuneration, including pension contributions and other retirement benefits, incurred by Rio Tinto Limited in respect of its directors was US$707,000 (2019: US$749,000; 2018: US$607,000). The aggregate pension contribution to defined contribution plans was US$nil (2019: US$nil; 2018: US$nil).
During 2020, no director (2019:nil; 2018:nil), directors accrued retirement benefits under defined benefit arrangements, and two directors (2019: two; 2018: three) accrued retirement benefits under defined contribution arrangements.
Emoluments included in the table above have been translated from local currency at the average exchange rate for the year with the exception of bonus payments, which have been translated at the year-end rate.
Aggregate compensation, representing the expense recognised under IFRS, as defined in note 1, of the Group’s key management, including directors, was as follows:

	2020 US$'000	2019 US$'000	2018 US$'000
Short-term employee benefits and costs	21,685	22,075	23,978
Post-employment benefits	369	477	629
Employment termination benefits	2,789	310	69
Share-based payments	34,954	17,632	14,916
Total	59,797	40,494	39,592
The figures shown above include employment costs which comprise social security and accident premiums in Canada, the UK and US and payroll taxes in Australia paid by the employer as a direct additional cost of hire. In total, they amount to US$2,130,000 (2019: US$2,066,000; 2018: US$2,360,000).